Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows provided by (used in) operating activities
Income from continuing operations	$ 515	$ 1,188	$ 11,636
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
- Deferred income taxes	(518)	(162)	(2,225)
- Stock-based compensation	952	287	281
- Inventory provision	1,820	1,026	1,052
- Provision (recovery) for doubtful accounts	(49)	329	(504)
- Loss on disposal and impairment of property, plant and equipment	26	74	88
- Depreciation of property, plant and equipment and amortization of licenses	6,249	7,829	6,097
- Amortization of prepaid land lease payments	261	267	311
- Government grants recognized in income	(1,637)	(104)	0
- Accretion expenses	120	114	100
Changes in:
- Accounts receivable	41	(9,691)	(7,256)
- Inventories	10	(6,130)	(7,157)
- Income tax payable	576	899	7
- Prepaid expenses and deposits	434	(506)	243
- Deferred revenue	(3,639)	601	(675)
- Accounts payable and accrued liabilities	(434)	(3,999)	4,450
- Other non-current liabilities	333	454	0
-Restricted cash	(1,677)	0	0
Net cash provided by (used in) operating activities from continuing operations	3,383	(7,524)	6,448
Net cash used in operating activities from discontinued operations	(722)	(1,123)	(872)
Net cash provided by (used in) operating activities	2,661	(8,647)	5,576
Cash flows provided by (used in) financing activities
- Proceeds from bank loans	21,312	17,837	16,800
- Repayments of bank loans	(46,786)	(15,962)	(4,089)
- Proceeds from issuance of common stock, net of share issuance costs	732	512	814
- Proceeds from shares subscribed	18	51	18
- Government grants received	544	3,520	842
- Repayment of loan from a non-controlling shareholder	(16)	(649)	0
Net cash provided by (used in) financing activities from continuing operations	(24,196)	5,309	14,385
Net cash provided by financing activities from discontinued operations	0	0	34
Net cash provided by (used in) financing activities	(24,196)	5,309	14,419
Cash flows used in investing activities
- Proceeds from disposal of equipment	81	0	0
- Acquisition of property, plant and equipment	(5,299)	(10,913)	(5,133)
- Proceeds from disposal of subsidiary	801	0	0
Net cash used in investing activities from continuing operations	(4,417)	(10,913)	(5,133)
Net cash used in investing activities from discontinued operations	(98)	(90)	(43)
Net cash used in investing activities	(4,515)	(11,003)	(5,176)
Effect of exchange rate changes on cash and cash equivalents, including cash classified within current assets held for sale	(1,491)	(1,383)	1,182
Increase (decrease) in cash and cash equivalents, including cash classified within current assets held for sale	(27,541)	(15,724)	16,001
Less: Net increase (decrease) in cash classified within current assets assets for sale	(82)	(500)	703
Increase (decrease) in cash and cash equivalents	(27,459)	(15,224)	15,298
Cash and cash equivalents, beginning of year	91,293	106,517	91,219
Cash and cash equivalents, end of year	63,834	91,293	106,517
Supplemental disclosure of cash flow information:
Cash paid for interest	1,722	3,152	2,853
Cash paid for income taxes	2,058	491	0
Supplemental schedule of non-cash activities:
Acquisition of property, plant and equipment included in accounts payable and accrued liabilities	$ 2,220	$ 2,050	$ 2,015